UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2006

Date of reporting period:	7/31/2006

Item 1. Schedule of Investments

Jennison Global Growth Fund

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS

Austria 2.8%
91,184	Erste Bank der Oesterreichischen Sparkassen AG	$5,260,167
38,200	Raiffeisen International Bank-Holding AG	3,281,090
29,300	Raiffeisen International Bank-Holding AG 144A	2,516,647

		11,057,904

Bermuda 2.4%
160,700	AXIS Capital Holdings Ltd.	4,750,292
246,800	Marvell Technology Group Ltd.(a)	4,578,140

		9,328,432

Canada 3.1%
107,600	Nexen, Inc.	6,318,272
75,400	Suncor Energy, Inc.	6,111,170

		12,429,442

France 6.5%
55,600	Sanofi-Aventis	5,287,696
72,300	Schneider Electric SA	7,434,661
152,652	Total SA	10,383,628
46,900	Veolia Environnement	2,547,376

		25,653,361

Germany 3.9%
84,600	Metro AG	4,825,239
76,700	RWE AG	6,726,094
46,854	Siemens AG	3,782,004

		15,333,337

Hong Kong 0.6%
229,300	Cheung Kong Holdings Ltd.	2,484,757

Italy 0.7%
90,867	Eni SpA	2,786,925

Japan 16.0%
96,100	Credit Saison Co., Ltd.	4,166,052
70,950	Honeys Co., Ltd.	3,676,070
521	Mitsubishi UFJ Financial Group Inc.	7,362,030
476,000	Mitsui & Co., Ltd.	7,253,451
332,000	Mitsui Trust Holdings, Inc.	3,648,829
274,300	Nishimatsuya Chain Co., Ltd.	5,227,838
523,700	Nissan Motor Co., Ltd.	5,646,066
91,200	SUMCO Corp.	5,298,024
212,000	Sumitomo Realty & Development Co., Ltd.	5,270,182
446,000	Suruga Bank Ltd. (The)	6,166,078
677,000	Tokyo Tatemono Co., Ltd.	6,838,205
57,500	Union Tool Co.	3,009,290

		63,562,115

Spain 1.8%
337,484	Banco Bilbao Vizcaya Argentaria SA	7,173,540

Switzerland 10.6%
50,900	Alcon, Inc.	5,620,378
69,900	Holcim Ltd.	5,456,012
6,354	Holcim Ltd. 144A	495,958
91,495	Novartis AG	5,197,270
76,200	Novartis AG ADR	4,283,964
125,900	Roche Holding AG ADR	11,195,885
178,924	UBS AG	9,734,640

		41,984,107

United Kingdom 10.4%
248,500	BHP Billiton PLC	4,706,984
658,400	Cadbury Schweppes PLC	6,438,503
1,217,700	Kingfisher PLC	5,561,572
190,940	Royal Bank of Scotland Group PLC (The)	6,213,317
72,200	Royal Bank of Scotland Group PLC (The) 144A	2,349,437
1,227,800	Tesco PLC	8,245,271
668,400	WPP Group PLC	7,909,727

		41,424,811

United States 39.8%
173,800	Adobe Systems, Inc.(a)	4,955,038
86,800	ALLTEL Corp.	4,788,756
88,400	American International Group, Inc.	5,363,228
115,000	American Standard Co., Inc.(b)	4,442,450
92,000	Apple Computer, Inc.(a)(b)	6,252,320
160,700	Bank of New York Co., Inc. (The)	5,401,127
184,700	Comcast Corp., (Class A)(a)(b)	6,349,986
272,000	ConAgra Foods, Inc.	5,848,000
227,100	Corning, Inc.(a)	4,330,797
113,500	E.I. du Pont de Nemours & Co.	4,501,410
153,800	Federated Department Stores, Inc.	5,399,918
100,400	Gilead Sciences, Inc.(a)(b)	6,172,592
17,400	Google, Inc., (Class A)(a)(b)	6,726,840
62,100	Honeywell International, Inc.	2,403,270
28,000	Keryx Biopharmaceuticals, Inc.(a)(b)	322,000
249,300	Kroger Co. (The)(b)	5,716,449
64,200	Lehman Brothers Holdings, Inc.	4,169,790
128,800	Monsanto Co.	5,537,112
209,300	Motorola, Inc.	4,763,668
226,400	News Corp. (Class A)	4,355,936
79,300	NYSE Group Inc.(a)(b)	4,931,667
57,500	Occidental Petroleum Corp.	6,195,625
100,500	PepsiCo, Inc.	6,369,690
59,900	Phelps Dodge Corp.	5,231,666
109,200	QUALCOMM, Inc.	3,850,392
83,700	TXU Corp.	5,376,051
81,700	United Technologies Corp.	5,080,923
111,900	Wal-Mart Stores, Inc.	4,979,550
244,200	Walt Disney Co. (The)	7,250,298
171,200	Waste Management, Inc.	5,885,856
53,700	WellPoint, Inc.(a)	4,000,650
79,612	Windstream Corp.	997,538

		157,950,593

	Total long-term investments (cost $313,691,045)	391,169,324

SHORT-TERM INVESTMENTS 9.0%
Affiliated Money Market Mutual Fund

35,641,634	Dryden Core Investment Fund - Taxable Money Market Series(c)(d) (cost $35,641,634; includes $33,557,996 of cash collateral received for securities on loan)	35,641,634

	Total Investments 107.6% (cost $349,332,679)(e)	426,810,958

	Liabilities in excess of other assets (7.6%)	(30,036,368)

	Net Assets 100.0%	$396,774,590

ADR – American Depositary Receipt.

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $32,464,185; cash collateral of $33,557,996 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$349,412,200	$84,982,224	$7,583,466	$77,398,758

(f)	Liabilities in excess of other assets include net unrealized depreciation on foreign currency contracts as follows:

Forward Foreign currency exchange contracts outstanding at July 31, 2006:

Sale Contract:

Foreign Currency Contract	Notional Amount (000)	Value at Settlement Date	Current Value	Unrealized Depreciation
Euro, Expiring 08/01/06	€500	$636,350	$638,700	$(2,350)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2006 was as follows:

Commercial Banks	11.1%
Affiliated Money Market Mutual Fund (including 8.5% of collateral received for securities on loan)	9.0
Oil, Gas & Consumable Fuels	8.0
Media	6.5
Pharmaceuticals	6.5
Food & Staples Retailing	6.0
Capital Markets	4.9
Real Estate Management & Development	3.6
Specialty Retail	3.6
Communications Equipment	3.3
Food Products	3.1
Insurance	2.6
Chemicals	2.5
Metals & Mining	2.5
Semiconductors & Semiconductor Equipment	2.5
Multi-Utilities	2.3
Aerospace & Defense	1.9
Electrical Equipment	1.9
Trading Companies & Distributors	1.8
Biotechnology	1.7
Internet Software & Services	1.7
Beverages	1.6
Computers & Peripherals	1.6
Commercial Services & Supplies	1.5
Construction Materials	1.5
Automobiles	1.4
Healthcare Equipment & Supplies	1.4
Independent Power Producers & Energy Traders	1.4
Multiline Retail	1.4
Diversified Financial Services	1.2
Software	1.2
Wireless Telecommunication Services	1.2
Building Products	1.1
Consumer Finance	1.0
Healthcare Providers & Services	1.0
Industrial Conglomerates	1.0
Machinery	0.8
Diversified Telecommunication Services	0.3

107.6%
Liabilities in excess of other assets	(7.6)

Total	100.0%

Dryden International Equity Fund

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 97.0%

Australia 4.4%
148,243	Alumina, Ltd.	$723,624
69,162	Australia and New Zealand Banking Group, Ltd.	1,338,223
26,016	Babcock & Brown, Ltd.	385,763
166,236	BHP Billiton Ltd.	3,537,532
150,916	BlueScope Steel, Ltd.	792,183
8,866	Cochlear, Ltd.	360,627
43,392	Coles Myer, Ltd.	378,068
16,391	CSL, Ltd.	662,563
180,640	CSR, Ltd.	469,260
106,703	Foster’s Group, Ltd.	439,904
167,847	General Property Trust	581,368
646,354	Macquarie Airports	1,525,530
76,317	Macquarie Infrastructure Group	159,071
9,813	National Australian Bank, Ltd.	269,958
16,015	QBE Insurance Group, Ltd.	270,604
150,191	Quantas Airways, Ltd.	351,029
14,756	Rio Tinto, Ltd.	840,829
61,700	Santos, Ltd.	543,729
25,439	Sydney Roads Group	20,079
46,325	Woolworths, Ltd.	675,899
44,094	Worley Group, Ltd.	677,475

		15,003,318
Austria 0.4%
16,384	Boehler-Uddeholm AG	855,993
6,728	OMV AG	412,701

		1,268,694
Belgium 0.9%
5,127	DELHAIZE-LE Lion S.A.	372,979
50,311	Dexia	1,232,004
30,229	Fortis	1,074,256
2,575	Inbev NV	135,190
826	KBC Group	90,003

		2,904,432
Cayman Islands
70,000	Foxconn International Holdings, Ltd.(a)	162,699
Denmark 0.6%
27,332	Danske Bank A/S	1,048,109
3,571	Novo Nordisk SA	220,079
5,200	Topdanmark A/S	727,298
1,250	William Demant Holding	93,835

		2,089,321

Finland 1.8%
7,324	Kesko Oyj (Class “B” Shares)	304,340
147,944	Nokia Oyj	2,934,917
21,700	OKO Bank	339,011
29,964	Rautaruukki Oyj	851,641
52,628	Sampo Oyj (Class “A” Shares)	992,943
36,542	YIT-Yhtyma Oyj	802,875

		6,225,727
France 9.7%
51,821	Air France-KLM	1,279,572
54,263	AXA SA	1,871,520
35,300	BNP Paribas SA	3,436,028
13,870	Bouygues SA	692,579
12,281	Carrefour SA	765,719
8,026	Casino Guichard-Perrachon SA	659,743
1,989	CNP Assurances	189,413
28,887	Compagnie de Saint-Gobain	2,062,725
8,394	Compagnie Generale des Etablissements Michelin (Class “B” Shares)	509,962
45,490	Credit Agricole SA	1,828,688
27,330	France Telecom SA	572,546
3,301	Groupe Danone	436,428
5,470	Lafarge SA	661,705
645	Pernod-Ricard SA	134,299
2,647	Peugeot SA	138,937
625	Pinault-Printemps-Redoute SA	83,510
9,168	Publicis Groupe	343,607
11,815	Renault SA	1,291,162
37,677	Sanofi-Aventis	3,583,175
6,836	Schneider Electric SA	702,951
85,022	Scor	199,837
16,417	Societe Generale	2,449,422
73,771	Total SA	5,018,019
5,502	Vallourec	1,196,209
84,430	Vivendi Universal SA	2,859,127

		32,966,883
Germany 7.0%
11,814	Allianz AG	1,855,464
2,205	Altana AG	126,891
36,265	BASF AG	2,923,565
3,772	Celesio AG	176,785
37,618	Comerzbank AG	1,323,386
15,986	Continental AG	1,639,768
33,561	DaimlerChrysler AG	1,736,269
29,773	Deutsche Bank AG	3,446,462
7,220	Deutsche Boerse AG	1,023,365
46,121	Deutsche Telekom AG	714,050
16,817	E.ON AG	2,030,053
8,673	MAN AG	628,173
15,820	Muenchener Rueckversicherungs - Gesellschaft AG	2,180,090
3,089	Puma AG Rudolf Dassler Sport	1,123,829
5,413	SAP AG	989,475
4,733	Siemens AG	382,043
14,041	Suedzucker AG	340,425
29,624	ThyssenKrupp AG	1,034,214
14,068	TUI AG	286,449

		23,960,756

Greece 0.6%
14,080	Alpha Credit Bank	360,795
12,430	Coca-Cola Hellenic Bottling Company SA	393,777
18,458	National Bank of Greece SA	717,250
11,790	OPAP SA	428,021
2,385	Titan Cement Co.	116,380

		2,016,223
Hong Kong 1.1%
131,000	Cheung Kong Holdings, Ltd.	1,419,552
28,000	CLP Holdings, Ltd.	166,122
214,652	Hong Kong Exchanges and Clearing, Ltd.	1,395,064
78,000	Hopewell Holdings, Ltd.	222,349
49,500	Kerry Properties, Ltd.	163,085
98,000	Li & Fung Ltd.	205,328
12,000	Swire Pacific, Ltd. (Class “A” Shares)	124,630
16,000	Wharf Holdings	59,406

		3,755,536
Ireland 0.9%
47,743	Allied Irish Banks PLC	1,154,482
87,090	Bank of Ireland	1,535,233
11,853	CRH PLC	381,554
3,409	Irish Life & Permanent PLC	78,602

		3,149,871
Italy 3.1%
209,631	Banca Intesa SpA	1,212,386
42,703	Banche Popolari Unite Scrl	1,148,798
28,034	Banco Popolare di Verona E Novara Scrl	798,577
12,805	Benetton Group SpA	186,798
56,901	Enel SpA	502,256
125,161	ENI SpA	3,838,736
5,046	FONDIARIA-SAI SpA	203,622
8,356	Italcementi SpA	207,715
17,508	Sanpaolo IMI SpA	311,764
211,443	Telecom Italia Mobile SpA	510,214
221,416	UniCredito Italiano SpA	1,704,092

		10,624,958
Japan 24.0%
48,700	Aeon Co. Ltd.	1,136,312
65,000	Amada Co., Ltd.	690,000
12,600	Aoyama Trading Co., Ltd.	392,359
70,594	Canon, Inc.	3,392,846
24,000	Central Glass Co., Ltd.	134,188
18	Central Japan Railway Company	199,398
48,000	Chiba Bank, Ltd.(The)	469,763
4,000	Coca-Cola West Japan Co., Ltd.	74,491
16,000	Comsys Holdings Corp.	185,477
54,000	Dai Nippon Screen Manufacturing Co., Ltd.	420,149
10,000	Daido Steel Co., Ltd.	75,799

6,100	Daito Trust Construction Co., Ltd.	331,484
39,000	Daiwa Securities Group, Inc.	435,771
116,286	Denki Kagaku Kogyo K K	468,613
102	East Japan Railway Co.	758,917
34,300	Elpida Memory, Inc.	1,373,257
12,254	FamilyMart Co., Ltd.	369,827
129	Fuji Television Network, Inc.	268,926
93,000	Fujikura, Ltd.	1,159,205
63,000	Gunze Ltd	351,694
54,000	Hitachi, Ltd.	345,728
49,253	Hokkaido Electric Power Co., Inc.	1,192,177
95,974	Honda Motor Co., Ltd.	3,164,391
14,500	Hoya Corp.	507,174
12,300	Ibiden Co., Ltd.	594,374
116,000	Itochu Corp.	1,045,209
126,000	Kajima Corporation	529,740
34,200	Kansai Electric Power Co., Inc. (The)	787,544
113,000	Komatsu, Ltd.	2,271,926
4,000	Komori Corporation	87,226
10,000	Kubota Corp.	91,936
6,800	Kyocera Corp.	556,954
34,800	Kyushu Electric Power Co., Inc.	811,985
22,300	Leopalace21 Corp.	779,999
26,200	Makita Corp.	859,279
260,222	Marubeni Corp.	1,382,312
49,000	Matsushita Electric Industrial Co., Ltd.	1,019,364
301,843	Mitsubishi Chemical, Inc.	1,898,284
51,000	Mitsubishi Corp.	1,045,401
12,000	Mitsubishi Electric Corp.	94,204
82,000	Mitsubishi Gas Chemical Co., Inc.	824,685
74,000	Mitsubishi Rayon Co., Ltd.	561,560
130	Mitsubishi UFJ Financial Group, Inc.	1,836,975
84,000	Mitsui & Co., Ltd.	1,280,021
16,000	Mitsui Mining & Smelting Co., Ltd.	90,994
54,000	Mitsui O.S.K. Lines, Ltd.	356,091
471	Mizuho Financial Group, Inc.	3,956,325
20,000	NGK SPARK PLUG Co., Ltd.	417,812
23,000	NHK Spring Co., Ltd.	245,357
58,000	Nikon Corp.	1,026,996
64,000	Nippon Express Co., Ltd.	325,457
170,000	Nippon Mining Holdings Inc.	1,438,353
111,000	Nippon Sheet Glass Co., Ltd.	534,450
12,000	Nippon Shokubai Co., Ltd.	138,898
534	Nippon Telegraph and Telephone Corp.	2,790,055
239,000	Nippon Yusen Kabushiki Kaisha	1,538,506
65,770	Nissan Motor Co., Ltd.	709,073
36,200	Nisshin Seifun Group, Inc.	409,537
3,000	Nitori Co., Ltd.	133,979
32,000	Nomura Holdings, Inc.	568,014
133,753	NSK, Ltd.	1,025,504
18,000	NTN Corp.	135,654
140	NTT Data Corp.	636,225
265,000	Obayashi Corp.	1,712,809
5,320	ORIX Corp.	1,394,444
42,000	Ricoh Co., Ltd.	846,265
2,800	Rinnai Corporation	69,606
21,100	Sankyo Co., Ltd.	1,157,652

31,000	Sanwa Shutter Corp.	163,322
8	Sapporo Hokuyo Holdings, Inc.	93,506
41,900	Sega Sammy Holdings, Inc.	1,388,809
5,000	Sharp Corp.	84,478
223,000	Shimizu Corp.	1,190,423
3,300	Shin-Etsu Chemical Co., Ltd.	191,129
7,000	Shiseido Co., Ltd.	139,823
12,400	Sony Corp.	571,085
18,300	Stanley Electric Co., Ltd.	388,682
30,000	Sumitomo Chemical Co., Ltd.	237,080
102,000	Sumitomo Corp.	1,444,878
16,000	Sumitomo Electric Industries, Ltd.	209,761
32,000	Sumitomo Heavy Industries, Ltd.	278,006
494,000	Sumitomo Metal Industries, Ltd.	1,973,501
73	Sumitomo Mitsui Financial Group, Inc.	776,833
72,749	Sumitomo Osaka Cement Co., Ltd.	217,654
29,000	Sumitono Realty & Development Co., Ltd.	720,921
10,500	Suzuken Co., Ltd.	412,142
62,641	Tanabe Seiyaku Co., Ltd.	821,772
22,000	TDK Corp.	1,719,395
204,000	Teijin, Ltd.	1,149,496
27,300	Tokyo Electric Power Co., Inc. (The)	733,429
21,400	Tokyo Electron, Ltd.	1,360,775
48,000	Tokyo Tatemono Co., Ltd.	484,836
68,000	Toray Industries, Inc.	571,189
18,000	Toyo Suisan Kaisha, Ltd.	290,619
94,934	Toyota Motor Corp.	5,018,099
11,980	UNY Co., Ltd.	172,106
5,310	Uss Co., Ltd.	352,935
792	Yahoo Japan Corp.	335,052
10,600	Yamaha Corp.	205,722
12,000	Yamazaki Baking Co., Ltd	107,392

		81,719,830
Netherlands 3.6%
125,421	Aegon NV	2,129,228
4,499	Corio NV	301,431
5,608	European Aeronautic Defence and Space Co.	161,541
4,364	Fugro NV-CVA	187,250
3,115	Heineken NV	146,471
87,431	ING Groep NV	3,549,329
25,563	Koninklijke DSM NV	999,218
8,342	Oce NV	134,693
5,753	Randstad Holdings NV	315,341
130,432	Royal KPN NV	1,481,197
8,931	Royal Numic NV	428,502
81,799	Unilever NV - CVA	1,944,560
25,140	Wolters Kluwer NV	592,179

		12,370,940
New Zealand 0.3%
113,537	Fisher & Paykel Appliances Holdings, Ltd.	328,164
82,337	Fletcher Building, Ltd.	443,424
13,040	Sky City Entertainment Group, Ltd.	42,925
38,638	Tower, Ltd.(a)	81,372

		895,885

Norway 1.5%
112,909	DBN NOR ASA	1,430,971
49,075	Norsk Hydro ASA	1,395,422
19,801	Orkla ASA	897,632
11,600	Statoil ASA	343,976
35,200	Storebrand ASA	366,041
33,400	Telenor ASA	426,013
12,767	Tgs Nopec Geophysical CO ASA	226,111
12,300	Yara International ASA	185,364

		5,271,530
Portugal 0.9%
241,055	Banco Comercial Portugues SA	692,828
56,149	Banco Espirito Santo SA	824,835
353,931	Energias de Portugal SA	1,401,546
13,602	Portugal Telecom SGPS SA	168,887

		3,088,096
Singapore 0.7%
150,000	Cosco Corp. Singapore, Ltd.	145,359
1,000	Haw Par Corp., Ltd.	3,579
35,000	Jardine Cycle & Carriage, Ltd.	234,981
46,000	Keppel Corp., Ltd.	445,767
92,000	Singapore Airlines, Ltd.	757,514
200,000	Singapore Post, Ltd.	136,808
287,003	Singapore Telecommunications, Ltd.	470,810
33,000	United Overseas Bank, Ltd.	326,060

		2,520,878
Spain 4.2%
114,612	Banco Bilbao Vizcaya Argentaria SA	2,436,186
29,672	Banco Popular Espanol SA	445,740
263,469	Banco Santander Central Hispano SA	3,991,546
8,089	Corporacion Mapfre SA	159,023
79,629	Endesa SA	2,721,976
1,420	Fomento de Construcciones y Contratas SA	110,739
16,684	Iberdrola SA	592,478
58,383	Repsol YPF SA	1,640,726
88,688	Telefonica SA	1,499,961
18,430	Union Fenosa SA	754,537

		14,352,912
Sweden 1.6%
4,600	D Carnegie AB	85,847
37,987	Skandinaviska Enskilda Banken AB (Class “A” Shares)	935,569
5,000	Svenska Cellulosa AB (Class “B” Shares)	209,864
9,800	Svenska Handelbanken AB (Class “A” Shares)	248,160
63,700	Swedish Match AB	1,051,789
123,175	TeliaSonera AB	690,473
40,320	Volvo AB (Class “B” Shares)	2,134,309

		5,356,011
Switzerland 6.7%
37,478	ABB, Ltd.(a)	484,255
62,996	Credit Suisse Group	3,529,783

1,065	Givaudan AG	879,314
3,548	Holcim, Ltd.	276,937
7,022	Nestle SA	2,301,102
1,241	Nobel Biocare Holding AG	293,975
37,728	Novartis AG	2,143,096
5,187	Phonak Holding AG	327,520
2,507	Psp Swiss Property AG	130,591
1,976	Rieter Holding AG	748,296
16,845	Roche Holdings AG	2,997,891
473	Serono SA, (Class B)	319,997
219	SGS SA	202,173
1,095	Straumann Holding AG	278,522
708	Sulzer AG	529,900
3,440	Swatch Group AG	125,099
8,095	Swiss Re	582,185
2,816	Swisscom AG	929,094
72,930	UBS AG	3,967,871
7,420	Zurich Financial Services AG	1,665,739

		22,713,340
United Kingdom 23.0%
33,808	Anglo American PLC	1,411,482
79,611	AstraZeneca PLC	4,861,457
141,716	Aviva PLC	1,900,736
263,907	Barclays PLC	3,095,914
37,198	Barratt Developments PLC	673,320
7,592	Bellway PLC	166,496
14,347	Berkeley Group Holdings PLC	329,644
114,145	BHP Billiton PLC	2,162,088
27,192	Bovis Homes Group PLC	412,200
366,049	BP PLC	4,410,394
37,984	BP PLC ADR	2,754,600
111,088	British Airways PLC(a)	803,076
29,925	British American Tobacco PLC	806,638
545,916	BT Group PLC	2,424,514
47,701	Cadbury Schweppes PLC	466,469
3,270	Carnival PLC	130,414
35,314	Diageo PLC	620,747
98,858	DSG International PLC	368,411
14,686	Enterprise Inns PLC	266,654
51,390	FirstGroup PLC	431,266
47,078	Friends Provident PLC	160,054
80,479	George Wimpey PLC	721,609
210,892	GlaxoSmithKline PLC	5,834,365
15,527	Hanson PLC	191,140
120,832	HBOS PLC	2,199,592
25,951	Henderson Group PLC	37,983
380,931	HSBC Holdings PLC	6,909,458
90,689	Imperial Chemical Industries PLC	628,079
43,079	Imperial Tobacco Group PLC	1,408,258
30,960	Inchcape PLC	273,986
39,762	Kelda Group PLC	617,974
323,587	Legal & General Group PLC	751,045
200,175	Lloyds TSB Group PLC	2,015,473
13,437	Michael Page International PLC	82,769
162,637	National Grid PLC	1,851,704
49,423	National Power PLC	271,890

39,576	Persimmon PLC	946,281
16,817	Reckitt Benckiser PLC	674,778
49,150	Resolution PLC	521,036
27,161	Rio Tinto PLC	1,402,876
165,824	Royal & Sun Alliance Insurance Group PLC	414,304
76,201	Royal Bank of Scotland Group PLC (The)	2,479,632
92,736	Royal Dutch Shell PLC	3,272,342
109,138	Royal Dutch Shell PLC (Class “B” Shares)	4,018,288
106,560	SABMiller PLC	2,139,839
22,331	Scottish & Newcastle PLC	222,755
12,825	Smiths Group PLC	215,974
84,633	Stagecoach Group PLC	177,462
46,213	Tate & Lyle PLC	591,334
86,432	Taylor Woodrow PLC	555,811
280,808	Tesco PLC	1,885,762
28,998	Tomkins PLC	152,755
4,775	Trinity Mirror PLC	39,960
43,281	Unilever PLC	1,023,551
46,452	United Utilities PLC	572,699
1,630,544	Vodafone Air Touch PLC	3,540,821
32,700	Vodafone Group PLC ADR	708,928
10,007	William Hill PLC	110,476
9,005	WPP Group PLC	106,564

		78,226,127

	Total common stocks	330,643,967

PREFERRED STOCK 0.2%

Germany
532	Porsche AG	523,138

Units
RIGHTS

United Kingdom
43,688	Resolution PLC- Rights, expiring 8/8/06 (a)	73,449

	Total long-term investments (cost $273,182,338)	331,240,554

Principal Amount (000)
SHORT-TERM INVESTMENTS 0.2%
U.S. GOVERNMENT SECURITIES

United States 0.2%

$850	United States Treasury Bill (b)(c) 4.80%, 09/14/2006 (cost $845,041)	845,015

	Total Investments 97.4% (cost $274,027,379)(d)	332,085,569

	Other assets in excess of liabilities (e) 2.6%	8,982,521

	Net Assets 100.0%	$341,068,090

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$274,337,530	$60,485,328	$2,679,051	$57,806,277

The difference between the book and tax basis is attributable to deferred losses on wash sales.

(e)	Other assets in excess of liabilities included net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at July 31, 2006:

Number of Contracts	Type	Expiration Date	Value at July 31, 2006	Value at Trade Date	Unrealized Appreciation
	Long Positions:
13	Hang Seng Stock Index	Aug 06	$1,420,009	$1,373,437	$46,572
27	Share Price Index 200	Sep 06	2,571,266	2,547,790	23,476
8	DJ Euro Stoxx 50 Index	Sep 06	377,599	361,988	15,611
33	Nikkei 225 Index	Sep 06	2,546,775	2,480,550	66,225
22	FTSE 100 Index	Sep 06	2,431,248	2,315,502	115,746

					$267,630

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2006 was as follows:

Commercial Banks	16.8%
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	6.0
Insurance	5.1
Metals & Mining	4.6
Diversified Telecommunication Services	3.7
Automobiles	3.7
Capital Markets	3.5
Electric Utilities	3.4
Chemicals	3.4
Machinery	2.7
Food Products	2.5
Diversified Financial Services	2.3
Household Products	2.3
Food & Staples Retailing	2.0
Trading Companies & Distributors	1.8
Wireless Telecommunication Services	1.4
Engineering & Construction	1.3
Office Electronics	1.3
Beverages	1.3
Electronic Equipment & Instruments	1.2
Auto Components	1.2
Media	1.2
Real Estate Management & Development	1.1
Leisure Equipment & Products	1.1
Airlines	1.0
Tobacco	1.0
Building Products	0.9
Communication Equipment	0.9
Industrial Conglomerates	0.8
Electrical Equipment	0.8
Semiconductors & Semiconductor Equipment	0.8
Multi-Utilities	0.7
Construction Materials	0.7
Road & Rail	0.6
Transportation Infrastructure	0.6
Marine	0.6
Textiles, Apparel & Luxury Goods	0.5
Specialty Retail	0.4
Consumer Finance	0.4
Hotels Restaurants & Leisure	0.4
Software	0.3
U.S. Treasury Bill	0.3
Real Estate Investment Trusts (REITs)	0.3
Biotechnology	0.3
Energy Equipment & Services	0.3
Distributors	0.2
Water Utilities	0.2
IT Services	0.2
Healthcare Providers & Services	0.2
Commercial Services & Supplies	0.2
Internet Software & Services	0.1
Forest Products & Paper	0.1
Independent Power Producers & Energy Traders	0.1
Healthcare Equipment & Supplies	0.1
Aerospace/Defense	0.0
Multiline Retail	0.0
Personal Products	0.0
Air Freight & Logistics	0.0

97.4
Other assets in excess of liabilities	2.6

Total	100.0%

See notes to Financial Statements.

Strategic Partners International Value Fund

Schedule of Investments

as of July 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS

Australia 2.0%
155,688	Bluescope Steel Ltd.	$817,232
59,100	Commonwealth Bank of Australia	2,028,920
97,400	CSR Ltd.	253,022
400,200	Qantas Airways Ltd.	935,355
59,235	Santos Ltd.	522,006
344,703	Telestra Corp. Ltd.	1,009,039

		5,565,574
Austria 0.4%
19,180	Boehler-Uddeholm AG	1,002,072
Belgium 0.7%
9,428	Dexia	230,871
45,800	Fortis	1,627,607

		1,858,478
Brazil 0.6%
47,177	Empresa Brasileira de Aeronautica SA, ADR	1,629,022
Canada 2.4%
22,300	Canadian Natural Resources Ltd.	1,184,263
76,272	Rogers Communications, Inc. (Class B Stock)	3,258,594
67,966	Shaw Communications, Inc. (Class B Stock)	1,975,860

		6,418,717
China 1.0%
3,377,900	Bank of China Ltd. (Class H Stock)	1,491,107
2,231,420	China Petroleum and Chemical Corp. (Class H Stock)	1,252,090

		2,743,197
Denmark 1.2%
24,445	Danske Bank A/S	937,400
37,641	Novo Nordisk A/S	2,319,799

		3,257,199
Finland 0.4%
37,300	Rautaruukki Oyj	1,060,146
France 11.3%
10,725	Air Liquide SA	2,164,618
510	Arkema	19,766
27,223	BNP Paribas	2,649,830
52,345	Carrefour SA	3,263,706
5,103	Ciments Francais	834,377
6,996	CNP Assurances	666,230
21,500	Compagnie Generale des Establissements Michelin (Class B Stock)	1,306,193
23,100	Credit Agricole SA	928,615
14,694	Euronext NV	1,316,724
93,700	France Telecom SA	1,962,955
62,600	JC Decaux SA *	1,612,899
29,833	LVMH Moet Hennessy Louis Vuitton	2,997,248

Shares	Description	Value
3,400	Natexis Banques Populaires	$833,452
45,318	PSA Peugeot Citroen SA	2,378,668
8,005	Renault SA	874,799
33,194	Sanofi-Aventis	3,156,831
6,400	Schneider Electric SA	658,117
7,366	Societe Generale	1,099,010
20,400	Total SA	1,387,640
23,600	Vivendi	799,188

		30,910,866
Germany 7.0%
37,032	Adidas-Salomon AG	1,727,567
12,300	Altana AG	705,627
26,977	BASF AG	2,171,351
21,297	Deutsche Bank AG	2,455,233
18,287	Deutsche Boerse AG	2,596,444
40,200	Deutsche Telekom AG	621,353
33,608	Fraport AG	2,447,059
19,342	MAN AG	1,398,196
14,900	Salzgitter AG	1,175,875
9,500	SAP AG	1,738,625
47,719	ThyssenKrup AG	1,670,202
20,619	TUI AG	415,098

		19,122,630
Greece 0.9%
68,700	OPAP SA	2,494,065
Guernsey 1.2%
93,494	Amdocs Ltd. *	3,391,962
Hong Kong 2.4%
989,458	Chaoda Modern Agriculture Holdings Ltd.	534,828
789,212	China Merchants Holdings International Co. Ltd.	2,391,952
331,100	Citic Pacific Ltd.	967,281
301,548	Hong Kong Exchanges and Clearing Ltd.	1,959,817
192,347	Orient Overseas International Ltd.	759,962

		6,613,840
Ireland 0.3%
32,900	Irish Life & Permanent PLC	760,456
Israel 1.0%
83,900	Teva Pharmaceutical Industries Ltd., ADR	2,775,412
Italy 2.9%
38,600	Banco Popolare di Verona, Scrl.	1,099,561
53,100	Benetton Group SpA	774,618
146,001	Eni SpA	4,477,906
110,900	IFIL - Investments SpA	645,986
56,500	San Paolo - IMI SpA	1,006,093

		8,004,164

Shares	Description	Value
Japan 20.5%
33,973	Alpine Electronics, Inc.	$476,502
54,025	Alps Electric Co. Inc.	668,686
38,953	Asahi Breweries Ltd.	568,776
97,300	Asahi Kasei Corp.	605,128
157,918	Bank of Fukuoka Ltd. (The)	1,176,344
301,620	Bank of Yokohama Ltd. (The)	2,417,801
175,214	Cosmo Oil Co. Ltd.	845,160
50,000	Daiwa Securities Group, Inc.	558,681
175,214	Denki Kagaku Kogyo KK	706,083
16,600	Fanuc Ltd.	1,384,238
208,756	Hitachi Ltd.	1,336,534
42,347	Hokkaido Electric Power Co., Inc.	1,025,016
94,553	Hokuetsu Paper Mills Ltd.	651,549
73,426	Honda Motor Co. Ltd.	2,420,954
42,555	Hosiden Corp.	422,785
33,400	Hoya Corp.	1,168,250
25,330	JS Group Corp.	520,321
109,677	Kaken Pharmaceutical Co. Ltd.	768,203
59,100	Kansai Electric Power Co., Inc. (The)	1,360,932
203,600	Kurabo Industries Ltd.	594,932
173,200	Marubeni Corp.	920,047
77	Millea Holdings, Inc.	1,491,037
152,478	Mitsubishi Chemical Holdings Corp.	958,931
166,300	Nippon Oil Corp.	1,302,607
300	Nippon Telegraph and Telephone Corp.	1,567,447
167	Nippon Unipac Group, Inc.	665,698
29,116	Nipro Corp.	520,631
120,830	Nissan Motor Co. Ltd.	1,302,681
70,100	Nomura Holdings, Inc.	1,244,306
165,647	NSK Ltd.	1,270,040
1,000	NTT Docomo, Inc.	1,456,671
105,200	Oji Paper Co., Ltd	610,214
39,644	Okasan Holdings, Inc.	382,107
2,600	Ono Pharmaceutical Co, Ltd.	127,681
285,407	Osaka Gas Co. Ltd.	963,431
99,079	Rengo Co. Ltd.	725,948
34,500	Ricoh Co. Ltd.	695,146
45,000	Secom Co. Ltd.	2,194,165
147,300	Sharp Corp.	2,488,727
126,100	Shiseido Co. Ltd.	2,518,810
78,000	SMK Corp.	504,148
251	Sumitomo Osaka Cement Co. Ltd.	751
31	Sumitomo Trust & Banking Co. Ltd. (The)	329
15,019	Takefuji Corp.	736,245
91,259	Tanabe Seiyaku Co. Ltd.	1,197,205
25,700	Tohoku Electric Power Co., Inc.	540,250
599,900	Tokyo Gas Co. Ltd.	2,982,625
74,300	Tokyo Steel Manufacturing Co. Ltd.	1,380,426
50,000	Toppan Printing Co. Ltd.	575,254
91,666	Toyota Motor Corp.	4,845,357
15,420	UNY Co. Ltd.	221,525

		56,067,315

Shares	Description	Value
Liechtenstein 0.4%
4,341	Verwaltungs und Privat Bank AG	$978,934
Mexico 2.2%
100,313	America Movil SA de CV Series L, ADR	3,589,199
739,198	Wal-Mart de Mexico SA de CV Series V	2,279,384

		5,868,583
Netherlands 3.0%
35,474	ABN AMRO Holding NV	981,965
39,600	Aegon NV	672,275
72,348	ING Groep NV ADR	2,937,023
45,200	Royal Dutch Shell (Class A Stock)	1,597,624
29,930	Schlumberger Ltd.	2,000,821

		8,189,708
Norway 0.5%
51,000	Norsk Hydro, ASA	1,450,158
Portugal 0.3%
200,200	Energias de Portugal SA	792,780
Russia 0.5%
16,900	LUKOIL, ADR	1,476,637
Singapore 0.6%
419,960	Mobileone Ltd. *	547,942
307,141	Neptune Orient Lines Ltd.	352,108
97,000	Singapore Airlines Ltd.	798,682

		1,698,732
South Africa 0.5%
64,618	SABMiller PLC	1,297,599
South Korea 2.6%
27,220	Hyundai Motor Co.	2,083,105
3,165	Samsung Electronics Co. Ltd.	2,014,573
58,362	Shinhan Financial Group Co. Ltd.	2,871,665

		6,969,343
Spain 2.0%
89,100	Banco Santander Central Hispano SA	1,349,862
1,000	Compania Espanola de Petroleos SA	70,704
68,200	Endesa SA	2,331,296
56,547	Repsol YPF SA	1,589,130
1,061	Union Fenosa SA	43,438

		5,384,430
Sweden 1.1%
36,700	Electrolux AB, Series B	532,139
36,700	Husqvarna AB (Class B Stock)	394,648
167,086	Nordea Bank AB	2,092,328

		3,019,115

Shares	Description	Value
Switzerland 8.1%
14,000	Baloise Holding	$1,114,949
2,017	Ciba Specialty Chemicals AG	111,623
1,709	Georg Fischer AG (Reg’d) *	772,178
2,379	Givaudan SA	1,964,214
40,043	Novartis AG	2,274,597
2,263	Rieter Holdings AG	856,981
25,625	Roche Holding AG	4,560,461
38,800	Swiss Re	2,790,460
4,400	Swisscom AG	1,451,709
5,400	Syngenta AG	776,287
74,040	UBS AG	4,028,262
6,456	Zurich Financial Services AG (Reg’d)	1,449,327

		22,151,048
United Kingdom 21.7%
58,000	Alliance & Leicester PLC	1,134,366
18,700	AstraZeneca PLC	1,141,918
139,040	Aviva PLC	1,864,844
371,221	Barclays PLC	4,354,824
31,866	Boots Group PLC	467,879
276,600	BP PLC	3,332,655
39,116	BP PLC, ADR	2,836,692
166,655	Bradford & Bingley PLC	1,396,237
482,864	BT Group PLC	2,144,489
133,872	Cadbury Schweppes PLC	1,309,136
62,100	Dairy Crest Group PLC	620,617
276,764	DSG International PLC	1,031,409
57,165	FirstGroup PLC	479,730
119,200	GKN PLC	577,819
91,707	GlaxoSmithKline PLC	2,537,091
51,100	Hanson PLC	629,049
110,293	HBOS PLC	2,007,743
272,238	Legal & General Group PLC	631,864
497,889	Lloyds TSB Group PLC	5,013,023
95,000	Next PLC	3,031,028
200,998	Northern Foods PLC	313,514
204,969	Northumbrian Water Group PLC	999,326
427,225	Old Mutual PLC	1,292,856
69,000	Reckitt Benckiser PLC	2,768,610
53,500	Rio Tinto PLC	2,763,296
354,400	Royal & Sun Alliance Insurance Group PLC	885,454
95,800	Royal Bank of Scotland Group PLC	3,117,397
78,400	Royal Dutch Shell PLC (Class B Stock)	2,886,563
73,357	Tate & Lyle PLC	938,665
332,085	Tesco PLC	2,230,111
128,588	TT Electronics PLC	432,366
29,580	VIRIDIAN GROUP PLC	568,857
130,050	VODAFONE GROUP PLC, ADR	2,819,492
326,200	VODAFONE GROUP PLC	708,362

		59,267,282

Shares	Description	Value
	Total Long-Term Investments (cost $219,389,653)	272,219,464

SHORT-TERM INVESTMENTS 0.2%
AFFILIATED MONEY MARKET MUTUAL FUND
720,847	Dryden Core Investment Fund - Taxable Money Market Series (cost $720,847) (a)	$720,847
	Total Investments—99.9% (cost $220,110,500)(b)	272,940,311
	Other assets in excess of liabilities (c)—0.1%	179,051

	Net Assets—100%	$273,119,362

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	The United States federal income tax basis and net unrealized appreciation as of July 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Unrealized Appreciation
$220,712,651	$56,936,405	$4,708,745	$52,227,660

The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

(c)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency contracts as follows:

Forward foreign currency exchange contracts outstanding at July 31, 2006:

Foreign Currency Contracts	Value at Settlement Date	Current Value	Unrealized Depreciation
Sold:
Euro Currency 8,480,000 expiring 10/04/06	$10,381,386	$10,878,336	$(496,950)
Mexican Peso 59,880,000 expiring 12/06/06	5,282,287	5,424,565	(142,278)
Pound Sterling 2,520,000 expiring 12/05/06	4,704,840	4,719,589	(14,749)

	$20,368,513	$21,022,490	$(653,977)

The industry classification of long-term portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2006 was as follows:

Industry
Financial - Bank & Trust	12.3%
Oil, Gas & Consumable Fuels	10.7
Financial Services	8.3
Telecommunications	8.2
Pharmaceuticals	7.9
Automobile Manufacturers	4.4
Insurance	3.5
Metals & Mining	3.1
Foods	2.7
Chemicals	2.7
Retail & Merchandising	2.7
Utilities	2.6
Electronic Components & Equipment	2.0
Automotive Parts	1.8
Diversified Operations	1.6
Electronic Components	1.6
Business Services	1.2
Conglomerates	1.2
Consumer Products & Services	1.2
Commercial Banks	1.1
Clothing & Apparel	1.1
Gas Distribution	1.1

Metals	1.0
Semiconductors	1.0
Cosmetics & Toiletries	0.9
Gaming	0.9
Banks	0.9
Machinery	0.8
Building Materials	0.8
Industrial Gases	0.8
Diversified Financial Services	0.8
Cable Television	0.7
Telecom - Integrated/Services	0.7
Beverages	0.7
Computer Services & Software	0.6
Airlines	0.6
Aerospace	0.6
Advertising	0.6
Telecommunications - Cellular	0.5
Electric - Integrated	0.5
Paper & Forest Products	0.5
Real Estate	0.5
Transportation	0.3
Multimedia	0.3
Office Equipment	0.3
Affiliated Money Market Mutual Fund	0.2
Paper & Related Products	0.2
Utilities - Distribution	0.2
Lumber & Wood Products	0.2
Printing	0.2
Medical Supplies & Equipment	0.2
Entertainment & Leisure	0.2
Household Products / Wares	0.1
Financial - Brokerage	0.1

99.9%
Other Assets in Excess of Liabilities	0.1

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2006

*	Print the name and title of each signing officer under his or her signature.